K&L Gates

Kirkpatrick & Lockhart Preston Gates Ellis LLP

1601 K Street, NW

Washington, DC 20006-1600

T 202.778.9000       www.klgates.com

July 20, 2007

VIA EDGAR

U.S. Securities and Exchange Commission

100 F. Street, N.E.

Washington, DC 20549

Re:

First Investors Tax Exempt Funds

Registration Statement on Form N-14

Pre-Effective Amendment No. 2______

Dear Sir or Madam:

On behalf of First Investors Tax Exempt Funds (the “Trust”), transmitted herewith for filing is Pre-Effective Amendment No. 2 to the Trust’s registration statement on Form N-14 (the “Pre-Effective Amendment”).  The primary purpose of the Pre-Effective Amendment is to include revisions based on comments received from the staff of the U.S. Securities and Exchange Commission.  On behalf of the Trust and its principal underwriter, we will file acceleration requests to ask the staff to make the Pre-Effective Amendment effective on Tuesday, July 24, 2007.

This transmission contains a conformed signature page.  The manually signed original of this document is maintained at the offices of the Trust.  If you have any questions or comments concerning the foregoing, please do not hesitate to contact me at (202) 778-9187.

Sincerely,

/s/ Arun Murthy

Arun Murthy

cc:

Ruta M. Carroll

  First Investors Management Company, Inc.

Francine J. Rosenberger

  Kirkpatrick & Lockhart Preston Gates Ellis LLP